Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. This disclosure is intended to comply with the requirements of Item 402(v) of Regulation
S-K
applicable to “smaller reporting companies.” For further information concerning the Company’s compensation philosophy and how the Company seeks to align executive compensation with the Company’s performance, refer to “Executive Compensation—Narrative Disclosure to Summary Compensation Table and Outstanding Equity Awards Table.”

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return (5) ($)	Net (Loss) Income (millions) (6) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2022	$2,344,168	$2,344,168	$1,009,298	$956,887	$41.69	($17.1)
2021	$3,510,795	$3,510,795	$1,135,708	$349,707	$47.25	$15.8

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Neal (our Chief Executive Officer and PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Neal, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Neal during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments w
ere
made to Mr. Neal’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2022	$2,344,168	—	—	$2,344,168
2021	$3,510,795	($2,633,242)	$2,633,242	$3,510,795

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The stock option agreement granted in 2021 to Mr. Neal provided that if Mr. Neal met certain age and service criteria, he would be eligible to

“retire” and his option would become fully exercisable. At the time of grant, Mr. Neal had satisfied such retirement eligibility and the service-based vesting requirements were deemed to have been met. Therefore, the same fair value is being used for the equity award adjustment as was used for the Summary Compensation Table. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2022	—	—	—	—	—	—
2021	—	—	$2,633,242	—	—	$2,633,242

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Neal, who has served as our CEO since 2016) in the “ Total” column of the Summary Compensation Table in each applicable year. Mr. Burns was the sole NEO (excluding Mr. Neal) included for purposes of calculating the average amounts in each applicable year.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Neal), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Neal) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Neal) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	$1,009,298	($470,850)	$418,439	$956,887
2021	$1,135,708	($599,719)	($186,282)	$349,707

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	$345,047	($20,942)	$97,611	($3,277)	$0	—	$418,439
2021	$133,929	($224,276)	$90,689	($186,624)	$0	—	($186,282)
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year. Due to the fact that the Company is a biotech royalty aggregator, our revenue is comprised of licensing fees, milestone payments and royalties from our legacy discovery and development business and future milestone payments and royalties from our royalty aggregator business. Consequently, we did not use net income (loss) as a performance measure in our executive compensation program. Moreover, because the generation of revenues related to licensing fees, milestone payments, and royalties is dependent on the achievement of milestones or product sales by our partners, we do not believe there is any meaningful relationship between our net income and compensation actually paid to our NEOs during the periods presented.

Named Executive Officers, Footnote [Text Block]	Mr. Burns was the sole NEO (excluding Mr. Neal) included for purposes of calculating the average amounts in each applicable year.
PEO Total Compensation Amount	$ 2,344,168	$ 3,510,795
PEO Actually Paid Compensation Amount	$ 2,344,168	3,510,795
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Neal, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Neal during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments w
ere
made to Mr. Neal’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2022	$2,344,168	—	—	$2,344,168
2021	$3,510,795	($2,633,242)	$2,633,242	$3,510,795

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The stock option agreement granted in 2021 to Mr. Neal provided that if Mr. Neal met certain age and service criteria, he would be eligible to

“retire” and his option would become fully exercisable. At the time of grant, Mr. Neal had satisfied such retirement eligibility and the service-based vesting requirements were deemed to have been met. Therefore, the same fair value is being used for the equity award adjustment as was used for the Summary Compensation Table. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2022	—	—	—	—	—	—
2021	—	—	$2,633,242	—	—	$2,633,242

Non-PEO NEO Average Total Compensation Amount	$ 1,009,298	1,135,708
Non-PEO NEO Average Compensation Actually Paid Amount	$ 956,887	349,707
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Neal), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Neal) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Neal) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	$1,009,298	($470,850)	$418,439	$956,887
2021	$1,135,708	($599,719)	($186,282)	$349,707

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	$345,047	($20,942)	$97,611	($3,277)	$0	—	$418,439
2021	$133,929	($224,276)	$90,689	($186,624)	$0	—	($186,282)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income (Loss)
As a biotech royalty aggregator, our revenue is comprised of licensing fees, milestone payments and royalties from our legacy discovery and development business and future milestone payments and royalties from our royalty aggregator business. Consequently, we did not use net income (loss) as a performance measure in our executive compensation program. Moreover, because the generation of revenues related to licensing fees, milestone payments, and royalties is dependent on the achievement of milestones or product sales by our partners, we do not believe there is any meaningful relationship between our net income and compensation actually paid to our NEOs during the periods presented.

Total Shareholder Return Amount	$ 41.69	47.25
Net Income (Loss)	$ (17,100,000)	15,800,000
PEO Name	Mr. Neal
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,633,242)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,633,242
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,633,242
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,633,242
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (470,850)	(599,719)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	418,439	(186,282)
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	345,047	133,929
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,942)	(224,276)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	97,611	90,689
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,277)	(186,624)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 418,439	$ (186,282)